Note 6 - Fair Value Measurements - Financial Assets Measured at Fair Value on Recurring Basis Based on Level 3 Inputs (Details) - Contingent Consideration [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance	$ 930,000	$ 0
Change in fair value	(930,000)	930,000
Balance	$ 0	$ 930,000